Fair Value: Schedule of changes in assets and liabilities classified as Level 3 (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of changes in assets and liabilities classified as Level 3

Total Realized/Unrealized Gain (Loss) Included in:
	Balance				Balance
	January 1,				December 31,
	2014	Purchases	Maturities	Earnings[1]	2014

Derivatives embedded in assets on deposit	$ 8,652	$ 27,522	$ (252)	$ 9,581	$ 45,503
Total assets	$ 8,652	$ 27,522	$ (252)	$ 9,581	$ 45,503
Derivatives embedded in annuity contracts	$ 8,652	$ 27,522	$ (252)	$ 9,581	$ 45,503
Total liabilities	$ 8,652	$ 27,522	$ (252)	$ 9,581	$ 45,503